[ING STATIONERY]

August 21, 2009

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	ING Life Insurance and Annuity Company
Variable Annuity Account B
File Nos. 333-56297; 811-02512
Prospectus Name: ING Variable Annuity

Dear Commissioners:

Please be advised that in lieu of filing a copy of the Supplement to the ING Variable Annuity Prospectus
and to the Statement of Additional Information under Rule 497(c) of the Securities Act of 1933 (the
“1933 Act”) for certain deferred variable annuity contracts, we hereby certify the following pursuant to
Rule 497(j) of the 1933 Act:

(1)	The form of the Supplement that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

(2)	The text of the most recent post-effective amendment was filed electronically on August 18,
2009.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Maria Stewart
Maria Stewart
Manager, Prospectus Unit Paralegals

ING Life Insurance and Annuity Company
1475 Dunwoody Drive
West Chester, PA 19380-1478

Tel: (860) 580-2851
Fax: (860) 580-4844